Share-Based Compensation (Details) - Schedule of Employees and Directors Stock Options Granted Under the 2019 Plan - Stock Option Plan [Member] - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Employees and Directors Stock Options [Line Items]
Number of options, Outstanding at beginning of period	3,007,624	2,929,868	2,842,496	2,939,434
Weighted average exercise price, Outstanding at beginning of period	$ 5.41	$ 5.84	$ 5.63	$ 5.85
Number of options, Granted			250,000
Weighted average exercise price, Granted			$ 3.21
Number of options, Forfeited and expired	(21,921)	(14,375)	(106,793)	(23,941)
Weighted average exercise price, Forfeited and expired	$ 5.06	$ 6.82	$ 6	$ 6.71
Number of options, Outstanding at end of period	2,985,703	2,915,493	2,985,703	2,915,493
Weighted average exercise price, Outstanding at end of period	$ 5.41	$ 5.84	$ 5.41	$ 5.84
Number of options, Exercisable at end of period	2,228,902	2,090,378	2,228,902	2,090,378
Weighted average exercise price, Exercisable at end of period	$ 5.67	$ 5.59	$ 5.67	$ 5.59
Number of options, Non-vested at beginning of period	772,301	876,851	596,503	986,005
Weighted average exercise price, Non-vested at beginning of period	$ 4.67	$ 6.48	$ 5.53	$ 6.46
Number of options, Vested		(37,861)	(63,639)	(145,515)
Weighted average exercise price, Vested		$ 11.13	$ 6.75	$ 7.44
Number of options, Forfeited	(13,750)	(13,875)	(24,313)	(15,375)
Weighted average exercise price, Forfeited	$ 3.79	$ 5.9	$ 5.04	$ 6.73
Number of options, Non-vested at the end of period	758,551	825,115	758,551	825,115
Weighted average exercise price, Non-vested at the end of period	$ 4.68	$ 6.27	$ 4.68	$ 6.27